Income Taxes - Deferred tax assets (Details) - DiamondHead Holdings Corp. - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Start-up/Organization costs	$ 328,845	$ 216,490
Net operating loss carryforwards		37,649
Total deferred tax assets	328,845	254,139
Valuation allowance	(74,706)	(254,139)
Deferred tax asset, net of allowance	0	0
Change in valuation allowance	$ 74,706	$ 254,139